Report of Independent Registered Public
Accounting Firm
To the Shareholders and
Board of Trustees of Neuberger Berman Equity
Funds
In planning and performing our audits of the
financial statements of Neuberger Berman Dividend
Growth Fund, Neuberger Berman Emerging
Markets Equity Fund, Neuberger Berman Equity
Income Fund, Neuberger Berman Focus Fund,
Neuberger Berman Genesis Fund, Neuberger
Berman Global Real Estate Fund, Neuberger
Berman Greater China Equity Fund, Neuberger
Berman Guardian Fund, Neuberger Berman
Integrated Large Cap Fund (formerly, Neuberger
Berman Global Equity Fund), Neuberger Berman
International Equity Fund, Neuberger Berman
International Select Fund, Neuberger Berman
International Small Cap Fund, Neuberger Berman
Large Cap Value Fund, and Neuberger Berman
Real Estate Fund, fourteen of the series
constituting Neuberger Berman Equity Funds (the
"Company"), as of and for the year ended August
31, 2020, in accordance with the standards of the
Public Company Accounting Oversight Board
(United States), we considered the Company's
internal control over financial reporting, including
controls over safeguarding securities, as a basis for
designing our auditing procedures for the purpose
of expressing our opinion on the financial
statements and to comply with the requirements of
Form N-CEN, but not for the purpose of expressing
an opinion on the effectiveness of the Company's
internal control over financial reporting. Accordingly,
we express no such opinion.
The management of the Company is responsible
for establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A company's
internal control over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with U.S. generally
accepted accounting principles. A company's
internal control over financial reporting includes
those policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and
dispositions of the assets of the company; (2)
provide reasonable assurance that transactions are
recorded as necessary to permit preparation of
financial statements in accordance with U.S.
generally accepted accounting principles, and that
receipts and expenditures of the company are
being made only in accordance with authorizations
of management and directors of the company; and
(3) provide reasonable assurance regarding
prevention or timely detection of unauthorized
acquisition, use or disposition of a company's
assets that could have a material effect on the
financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation
of effectiveness to future periods are subject to the
risk that controls may become inadequate because
of changes in conditions, or that the degree of
compliance with the policies or procedures may
deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees,
in the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of the company's annual or interim financial
statements will not be prevented or detected on a
timely basis.
Our consideration of the Company's internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the
Company's internal control over financial reporting
and its operation, including controls over
safeguarding securities that we consider to be a
material weakness as defined above as of August
31, 2020.
This report is intended solely for the information
and use of management and the Board of Trustees
of Neuberger Berman Equity Funds and the
Securities and Exchange Commission and is not
intended to be and should not be used by anyone
other than these specified parties.
/s/ Ernst & Young LLP
Boston, Massachusetts
October 19, 2020